Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts
Write-downs for obsolete finished goods
Impairment loss on goodwill					475,003
Impairment of long-lived assets
Potentially dilutive ordinary shares
Deferred tax benefit
Decrease in comprehensive loss					475,003
Decrease in long lived assets					$ 475,003
U.S. Tax Reform [Member]
Effective federal statutory tax rate					21.00%
Income tax examination, description					The U.S. Tax Reform modified the U.S. Internal Revenue Code by, among other things, reducing the statutory U.S. federal corporate income tax rate from 35% to 21% for taxable years beginning after December 31, 2017
People's Republic of China [Member]
Effective federal statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%